RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION
15.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION

NexGen is a related party of the Company due to its ownership in the Company and the overlapping members of the Board of Directors between NexGen and the Company. The Company’s key management personnel and directors are related parties. Premier American Uranium is a related party due to an overlap in key management personnel.

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and senior officers.

Remuneration attributed to key management personnel is summarized as follows. The amounts presented in the comparative period include short-term compensation and share-based compensation paid to the former President and Executive Vice President, Exploration & Development, who resigned on August 31, 2024 and October 31, 2024, respectively.

	Short term	Share-based
Year ended December 31, 2025	compensation	compensation	Total
Expensed to the statement of loss and comprehensive loss	$2,884,803	$5,514,673	$8,399,476
Capitalized to exploration and evaluation assets	367,599	409,983	777,582
	$3,252,402	$5,924,656	$9,177,058

	Short term	Share-based
Year ended December 31, 2024	compensation	compensation	Total
Expensed to the statement of loss and comprehensive loss	$3,006,487	$4,385,995	$7,392,482
Capitalized to exploration and evaluation assets	552,087	622,453	1,174,540
	$3,558,574	$5,008,448	$8,567,022

As of December 31, 2025:

●	$5,908 (2024: $1,120,402) was included in accounts payable and accrued liabilities owing to related parties and directors and officers; and
●	$Nil (2024: $99,449 from former related companies) was included in accounts receivable.

During the year ended December 31, 2025, the Company:

●	reimbursed NexGen $5,540 (2024: $24,024) for use of NexGen’s office space; and
●	received $41,963 (2024: $8,502) from related companies primarily as reimbursement for salaries (2024: from former related companies for equipment rentals and as reimbursement for office expenses and salaries).

On February 9, 2024, NexGen’s shareholding in the Company was diluted from 33.8% to 33.1% as a result of the issuance of 920,000 flow through common shares of the Company pursuant to the private placement on February 9, 2024 (Note 14), which NexGen did not participate in.

15.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION (continued)

On January 19, 2025, NexGen’s shareholding was diluted to 31.8% as a result of the issuance of common shares on the conversion of US$3,000,000 of principal of the 2020 Debentures (Note 11). Concurrent with the flow through financing on February 28, 2025, NexGen’s shareholding in the Company was maintained at 31.8% as a result of subscribing to 625,000 common shares of the Company in a private placement (Note 14). On June 24, 2025, NexGen’s shareholding was diluted to 30.9% as a result of the issuance of 5,121,500 common shares as part of a bought deal financing, which NexGen participated in and bought 1,200,000 common shares (Note 14). On August 1, 2025, NexGen’s shareholding was diluted to 30.2% as a result of the issuance of common shares on the conversion of the remaining US$3,000,000 of principal of the 2020 Debentures (Note 11).